Discontinued Operations - Schedule Of Income Statement Of Discontinued Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Revenues and other income		$ 25,725	$ 38,597	[1]	$ 59,564	[1]
Operating expense		115,390	142,077	[1]	101,875	[1]
Operating income (loss)		(89,666)	(103,481)	[1]	(42,311)	[1]
Net financial gain (loss)		(8,935)	6,731	[1]	(11,270)	[1]
Net income (loss) from discontinued operations		$ (15,345)	$ (28,358)	[1]	$ (43,902)	[1]
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	[1]	$ (0.16)	$ (0.39)		$ (0.65)
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	[1]	$ (0.16)	$ (0.39)		$ (0.65)
Calyxt [Member]
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Revenues and other income		$ 157	$ 28,475	[2]	$ 22,892	[2]
Operating expense		(21,342)	(55,671)	[2]	(66,018)	[2]
Operating income (loss)		(21,186)	(27,196)	[2]	(43,126)	[2]
Net financial gain (loss)		5,840	(1,162)	[2]	(776)	[2]
Net income (loss) from discontinued operations		$ (15,345)	$ (28,358)	[2]	$ (43,902)	[2]
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations		$ (0.16)	$ (0.39)	[2]	$ (0.65)	[2]
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations		$ (0.16)	$ (0.39)	[2]	$ (0.65)	[2]

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)
[2]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation